UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      Washington, D.C.  20549

				FORM 13F

			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
				[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		J. Bush & Co., Incorporated
		55 Whitney Avenue
		New Haven, CT  06510

13F File Number:	  28-3034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Mary Milman
Title:		Financial Operations Principal
Phone:		203-777-5900

Signature, Place, and Date of Signing

	Mary Milman	New Haven, CT		May 6, 2002

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13 COMBINATION REPORT.

List of Other managers Reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0


Form 13F Information Table Value Total:		$197,746,000

List of Other Included managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
WELLS FARGO IV 7%              PFD              94976Y207     2556   104000 SH       SOLE                   104000
ADVENT SOFTWARE                COM              007974108     2764    46725 SH       SOLE                    38625              8100
AMERICAN INTL GROUP INC        COM              026874107    12167   168654 SH       SOLE                   157154             11500
AOL TIME WARNER INC            COM              00184A105     4115   173982 SH       SOLE                   173982
APOLLO GROUP                   COM              037604105      803    15000 SH       SOLE                    11000              4000
BED BATH & BEYOND INC          COM              075896100     8994   266490 SH       SOLE                   242090             24400
BP PLC SPSD ADR                COM              055622104     1646    30994 SH       SOLE                    30994
BRISTOL MYERS SQUIBB CO.       COM              110122108      572    14128 SH       SOLE                    14128
CARDINAL HEALTH INC COM        COM              14149Y108      590     8316 SH       SOLE                     8316
CHEVRON TEXACO CORP.           COM              166764100      546     6050 SH       SOLE                     6050
CISCO SYS INC                  COM              17275R102     2795   165075 SH       SOLE                   155875              9200
CITIGROUP INC                  COM              172967101    11051   223158 SH       SOLE                   202158             21000
EMC CORPORATION                COM              268648102      339    28425 SH       SOLE                    28425
EXXON MOBIL CORP               COM              30231G102     1711    39048 SH       SOLE                    39048
FIRST DATA CORP.               COM              319963104      676     7750 SH       SOLE                     2750              5000
GENERAL ELEC CO                COM              369604103    25214   673279 SH       SOLE                   638479             34800
GLENAYRE TECHNOLOGIES INC.     COM              377899109      185    93600 SH       SOLE                    93600
GLOBAL CROSSING LTD COM        COM                              11   100000 SH       SOLE                   100000
HOME DEPOT INC                 COM              437076102      327     6737 SH       SOLE                     6737
IMPATH INC                     COM              45255G101     4054    98780 SH       SOLE                    87780             11000
INTEL CORP                     COM              458140100      219     7200 SH       SOLE                     7200
INTERNATIONAL BUSINESS MACHINE COM              459200101    10949   105280 SH       SOLE                    95980              9300
INVITROGEN CORP                COM              46185R100     3132    91273 SH       SOLE                    82673              8600
J P MORGAN CHASE & CO COM ISIN COM              46625H100      266     7452 SH       SOLE                     7452
JOHNSON & JOHNSON              COM              478160104      325     5000 SH       SOLE                     5000
LILLY ELI & CO                 COM              532457108     7262    95305 SH       SOLE                    87305              8000
LOWES COS INC                  COM              548661107      356     8184 SH       SOLE                     8184
MACROVISION CORP               COM              555904101     2168    81335 SH       SOLE                    66335             15000
MBNA CORP                      COM              55262L100      382     9917 SH       SOLE                     9917
MEDTRONIC INC                  COM              585055106     8487   187730 SH       SOLE                   167830             19900
MERCK & CO INC                 COM              589331107     1483    25749 SH       SOLE                    25749
MERCURY INTERACTIVE CORP       COM              589405109     2206    58585 SH       SOLE                    44585             14000
MICROSOFT CORP                 COM              594918104     9822   162861 SH       SOLE                   149211             13650
NEW YORK TIMES CL.A            COM              650111107      383     8000 SH       SOLE                     8000
OMNICOM GROUP                  COM              681919106      260     2750 SH       SOLE                     2750
ORACLE CORPORATION             COM              68389X105     6285   490977 SH       SOLE                   435977             55000
PFIZER INC                     COM              717081103    12401   312055 SH       SOLE                   282555             29500
SMUCKER, J.M. & CO.            COM              832696306      203     6000 SH       SOLE                     6000
SOUTHWEST AIRLS CO             COM              844741108      543    28075 SH       SOLE                    10075             18000
TARGET CORP                    COM              87612E106      591    13700 SH       SOLE                     4700              9000
TCF FINANCIAL CORP             COM              872275102      387     7360 SH       SOLE                     7360
URSTADT BIDDLE PROPERTIES A SH COM              917286205     1206   110300 SH       SOLE                   110300
VERIZON COMMUNICATIONS         COM              92343V104      261     5663 SH       SOLE                     5663
WAL MART STORES INC            COM              931142103    14963   244090 SH       SOLE                   227290             16800
WALGREEN CO                    COM              931422109     7367   187980 SH       SOLE                   162980             25000
WASHINGTON MUTUAL              COM              939322103      229     6900 SH       SOLE                     6900
WATERS CORP                    COM              941848103     3650   130480 SH       SOLE                   114730             15750
WELLS FARGO & CO NEW           COM              949746101    12800   259103 SH       SOLE                   232103             27000
WHOLE FOODS MKT INC            COM              966837106     7802   170765 SH       SOLE                   153765             17000
RIGGS FDS LRG CP GRW R                                         244 54112.554SH       SOLE                54112.554


                                                                  FORM 13F